Dec. 24, 2014
Exceed Defined Shield Index Fund
Exceed Defined Shield Index Fund
All references to the NASDAQ Exceed Structured Protection Index (EXPROT) are herby replaced with NASDAQ Exceed Defined Protection Index (EXPROT).